Issued Capital and Reserves - Movements in Share Premium (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of reserves within equity [line items]
Share premium, Beginning balance		¥ 118,626
Share-based payments		1,682		¥ 1,336		¥ 1,882
Changes in interest in subsidiaries		14,785		25,640
Disposal of treasury shares		1,334		662
Share premium, Ending balance		121,299		118,626
Share-based payments [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	[1]	6,542		7,062		21,935
Share-based payments	[1]	1,682		1,336		1,882
Exercise of stock options	[1]	(958)		(1,652)		(16,746)
Forfeiture of stock options	[1]	(51)		(37)		(9)
Disposal of treasury shares	[1]	(512)		(167)
Share premium, Ending balance	[1]	6,703		6,542		7,062
Common control business combinations [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance		(194)		294		294
Changes in interest in subsidiaries	[2]			(488)
Share premium, Ending balance		(194)		(194)		294
Others [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance	[3]	112,278		86,204		68,979
Exercise of stock options	[3]	859		1,459		15,721
Issuance of common shares	[3]			2,500	[4]	2,000	[5]
Issuance of convertible bonds with stock acquisition rights	[3],[6]			4,175
Cost related to initial public offering	[3],[7]	(3)		(18)		(73)
Changes in interest in subsidiaries	[3]	1,715	[8]	17,928	[2]
Acquisition of non-controlling interest	[3]					(423)
Disposal of treasury shares	[3]	(59)		30
Share premium, Ending balance	[3]	114,790		112,278		86,204
Share premium [member]
Disclosure of reserves within equity [line items]
Share premium, Beginning balance		118,626		93,560		91,208
Share-based payments		1,682		1,336		1,882
Exercise of stock options		(99)		(193)		(1,025)
Forfeiture of stock options		(51)		(37)		(9)
Issuance of common shares				2,500	[4]	2,000	[5]
Issuance of convertible bonds with stock acquisition rights	[6]			4,175
Cost related to initial public offering	[7]	(3)		(18)		(73)
Changes in interest in subsidiaries		1,715	[8]	17,440	[2]
Acquisition of non-controlling interest						(423)
Disposal of treasury shares		(571)		(137)
Share premium, Ending balance		¥ 121,299		¥ 118,626		¥ 93,560

[1]	Refer to Note 27 Share-Based Payments for further details.
[2]	Changes in interest in subsidiaries for the fiscal year ended December 31, 2018 include increase in share premium of 17,892 million yen due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the decrease in share premium of 488 million yen due to the changes in the percentage of ownership resulting from absorption type mergers within subsidiaries of the Group.
[3]	Others mainly consists of capital reserve required under the Companies Act of Japan.
[4]	The Group implements the Employee Stock Ownership Plan ((J-ESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank Ltd. on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share premium by 2,500 million yen.
[5]	In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issuance price of shares was 4,000 million yen, which increased share premium by 2,000 million yen.
[6]	Refer to Note 15 Financial Assets and Financial Liabilities for further details.
[7]	Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects.
[8]	Changes in interest in subsidiaries for the fiscal year ended December 31, 2019 is due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the changes in the percentage of ownership resulting from acquisition of additional interest in subsidiaries of the Group.